NEWBUILDINGS - Movement in Newbuilding Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement In Newbuilding Balance [Roll Forward]
New building installments, beginning balance	$ 105,727	$ 180,562
Installments and newbuilding supervision fees paid	147,855	152,501
Transfers to Vessels and Equipment	(253,582)	(227,336)
New building installments, ending balance	$ 0	$ 105,727